Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 7. Commitments and Contingencies
Letters of credit
In connection with two leases, the Company obtained two letters of credit from a bank as required by the lease agreements. If the Company defaults under the terms of the applicable lease, the lessor will be entitled to draw upon the letters of credit in the amount necessary to cure the default. The amounts covered by the letters of credit are collateralized by certificates of deposit, which are included in restricted cash on the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020. The outstanding amount of the letters of credit was $1.3 million as of June 30, 2021 and December 31, 2020.
Non-cancelable
purchase commitments
As of June 30, 2021, the Company had
non-cancelable
purchase commitments to a third-party contract manufacturer for approximately $5.7 million and other vendors for approximately $6.2 million.
Litigation
The Company is involved in various legal proceedings arising in the ordinary course of business. The Company accrues a liability when a loss is considered probable and the amount can be reasonably estimated. When a material loss contingency is reasonably possible but not probable, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can be made. Legal fees are expensed as incurred. Based on the opinion of legal counsel and other factors, management believes that the final disposition of these existing matters will not have a material adverse effect on the business, results of operations, financial condition, or cash flows of the Company. The Company has identified certain claims as a result of which a loss may be incurred, but in the aggregate the loss is expected to be insignificant. This assessment is based on our current understanding of relevant facts and circumstances. As such, our view of these matters is subject to inherent uncertainties and may change in the future. Significant judgment is required in both the determination of probability and the determination as to whether an exposure is reasonably estimable. Actual outcomes of these legal and regulatory proceedings may materially differ from our current estimates. For other claims regarding proceedings that are in an initial phase, the Company is unable to estimate the range of possible loss, if any, but at this time believes that any loss related to such claims will not be material.
As of June 30, 2021 and December 31, 2020 there are no material litigation matters.
Indemnification
From time to time, the Company enters into agreements in the ordinary course of business that include indemnification provisions. Generally, in these provisions the Company agrees to defend, indemnify, and hold harmless the indemnified parties for claims and losses suffered or incurred by such indemnified parties for which the Company is responsible under the applicable indemnification provisions. The terms of the indemnification provisions vary depending upon negotiations between the Company and its counterpart; however, typically, these indemnification obligations survive the term of the contract and the maximum potential amount of future payments the Company could be required to make pursuant to these provisions are uncapped. To date, the Company has never incurred costs to defend lawsuits or settle claims related to these indemnification provisions.
The Company has also entered into indemnity agreements pursuant to which it has indemnified its directors and officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may be involved by reason of such individual being or having been a director or executive officer, other than liabilities arising from willful misconduct of the individual. To date, the Company has never incurred costs to defend lawsuits or settle claims related to these indemnity agreements. The unaudited condensed consolidated financial statements do not include a liability for any potential obligations under the indemnification agreements at June 30, 2021 and December 31, 2020.

Note 9. Commitments and Contingencies
Letter of credits
In connection with the 350 Treat Building Lease and 2741 16
th
Street Lease, the Company obtained two letters of credit from a bank as required by the lease agreements. If the Company defaults under the terms of the lease, the lessor will be entitled to draw upon the letters of credit in the amount necessary to cure the default. The amounts covered by the letters of credit are collateralized by certificates of deposit, which are included in restricted cash on the consolidated balance sheets as of December 31, 2019 and 2020. The outstanding amount of the letters of credit are $1.6 million and $1.3 million as of December 31, 2019 and 2020, respectively.

Non-cancelable
purchase commitments
As of December 31, 2019 and 2020, the Company had
non-cancelable
purchase commitments for excess raw materials held by a third-party contract manufacturer for approximately $0.4 million and $0 million, respectively.
Litigation
From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, based upon the advice of counsel, the outcome of such actions is not expected to have a material adverse effect on the Company’s future financial position or results of operations. As of December 31, 2019, and December 31, 2020 there are no material litigation matters.
Indemnification
From time to time, the Company enters into agreements in the ordinary course of business that include indemnification provisions. Generally, in these provisions the Company agrees to defend, indemnify, and hold harmless the indemnified parties for claims and losses suffered or incurred by such indemnified parties for which the Company is responsible under the applicable indemnification provisions. The terms of the indemnification provisions vary depending upon negotiations between the Company and its counterpart; however, typically, these indemnification obligations survive the term of the contract and the maximum potential amount of future payments the Company could be required to make pursuant to these provisions are uncapped. To date, the Company has never incurred costs to defend lawsuits or settle claims related to these indemnification provisions.
The Company has also entered into indemnity agreements pursuant to which it has indemnified its directors and officers, to the extent legally permissible, against all liabilities reasonably incurred in connection with any action in which such individual may be involved by reason of such individual being or having been a director or executive officer, other than liabilities arising from willful misconduct of the individual. To date, the Company has never incurred costs to defend lawsuits or settle claims related to these indemnity agreements. The consolidated financial statements do not include a liability for any potential obligations under the indemnification agreements at December 31, 2019 and 2020.